Schedule of Investments (unaudited)	iShares® 1-3 Year International Treasury Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Foreign Government Obligations

Australia — 4.5%
Australia Government Bond
2.25%, 11/21/22	AUD	1,175	$936,624
5.50%, 04/21/23(a)	AUD	1,279	1,098,079
5.75%, 07/15/22(a)	AUD	750	622,900
			2,657,603
Austria — 4.5%
Republic of Austria Government Bond
0.00%, 09/20/22(b)(c)	EUR	420	515,718
0.00%, 04/20/23(b)(c)	EUR	350	431,593
0.00%, 07/15/23(b)(c)	EUR	470	580,424
1.75%, 10/20/23(b)	EUR	240	311,024
3.40%, 11/22/22(b)	EUR	550	717,508
3.65%, 04/20/22(b)	EUR	105	134,211
			2,690,478
Belgium — 4.5%
Kingdom of Belgium Government Bond
0.20%, 10/22/23(b)	EUR	170	211,593
2.25%, 06/22/23(a)	EUR	690	897,883
4.00%, 03/28/22	EUR	475	608,147
4.25%, 09/28/22(b)	EUR	725	953,296
			2,670,919
Canada — 4.5%
Canadian Government Bond
0.25%, 11/01/22	CAD	100	78,392
0.25%, 02/01/23	CAD	50	39,197
0.50%, 03/01/22	CAD	530	416,627
1.00%, 09/01/22	CAD	755	599,231
1.50%, 06/01/23	CAD	440	355,048
1.75%, 03/01/23	CAD	680	549,520
2.00%, 09/01/23	CAD	350	286,704
2.75%, 06/01/22	CAD	415	336,217
			2,660,936
Denmark — 3.4%
Denmark Government Bond
0.25%, 11/15/22(b)	DKK	6,005	995,337
1.50%, 11/15/23	DKK	5,800	1,003,868
			1,999,205
Finland — 4.2%
Finland Government Bond
0.00%, 04/15/22(b)(c)	EUR	413	505,732
0.00%, 09/15/23(b)(c)	EUR	540	668,347
1.50%, 04/15/23(b)	EUR	560	713,790
1.63%, 09/15/22(b)	EUR	467	588,861
			2,476,730
France — 8.9%
French Republic Government Bond OAT
0.00%, 02/25/22(a)(c)	EUR	120	146,750
0.00%, 05/25/22(a)(c)	EUR	1,035	1,267,984
0.00%, 02/25/23(a)(c)	EUR	475	585,272
0.00%, 03/25/23(a)(c)	EUR	300	369,900
1.75%, 05/25/23(a)	EUR	620	796,172
3.00%, 04/25/22(a)	EUR	600	761,524
4.25%, 10/25/23(a)	EUR	750	1,035,824
8.50%, 04/25/23(a)	EUR	185	271,169
			5,234,595
Security		Par (000)	Value

Germany — 7.6%
Bundesobligation
0.00%, 04/08/22(a)(c)	EUR	290	$355,178
0.00%, 10/07/22(a)(c)	EUR	220	270,504
0.00%, 04/14/23(a)(c)	EUR	300	370,615
0.00%, 10/13/23(a)(c)	EUR	190	235,699
Bundesrepublik Deutschland Bundesanleihe
1.50%, 09/04/22(a)	EUR	600	754,992
1.50%, 02/15/23(a)	EUR	350	444,928
1.50%, 05/15/23(a)	EUR	200	255,639
1.75%, 07/04/22(a)	EUR	350	440,170
2.00%, 08/15/23(a)	EUR	310	403,382
6.25%, 01/04/24(a)	EUR	150	220,224
Bundesschatzanweisungen
0.00%, 06/10/22(a)(c)	EUR	220	269,815
0.00%, 09/16/22(a)(c)	EUR	250	307,239
0.00%, 12/15/22(a)(c)	EUR	110	135,478
			4,463,863
Ireland — 3.8%
Ireland Government Bond
0.00%, 10/18/22(a)(c)	EUR	474	582,013
0.80%, 03/15/22(a)	EUR	560	690,821
3.90%, 03/20/23(a)	EUR	724	965,787
			2,238,621
Israel — 4.5%
Israel Government Bond - Fixed
0.15%, 07/31/23	ILS	700	213,880
0.75%, 07/31/22	ILS	1,635	504,442
1.25%, 11/30/22	ILS	1,325	413,312
1.50%, 11/30/23	ILS	1,400	443,963
4.25%, 03/31/23	ILS	2,125	707,038
5.50%, 01/31/22	ILS	1,175	378,585
			2,661,220
Italy — 9.5%
Italy Buoni Poliennali Del Tesoro
0.00%, 01/15/24(a)(c)	EUR	190	232,272
0.05%, 01/15/23(b)	EUR	200	244,738
0.30%, 08/15/23(b)	EUR	170	209,513
0.60%, 06/15/23(a)	EUR	250	310,270
0.65%, 10/15/23(a)	EUR	400	498,003
0.95%, 03/15/23(a)	EUR	100	124,747
1.00%, 07/15/22(a)	EUR	475	588,558
1.20%, 04/01/22(a)	EUR	300	371,055
1.35%, 04/15/22(a)	EUR	300	371,947
1.45%, 09/15/22(a)	EUR	475	593,855
4.50%, 05/01/23(a)	EUR	550	740,566
4.75%, 08/01/23(b)	EUR	320	438,165
5.00%, 03/01/22(a)	EUR	305	392,049
5.50%, 11/01/22(a)	EUR	175	234,204
9.00%, 11/01/23(a)	EUR	180	274,455
			5,624,397
Japan — 16.3%
Japan Government Five Year Bond
0.10%, 03/20/22	JPY	71,000	679,761
0.10%, 06/20/22	JPY	85,000	814,342
0.10%, 09/20/22	JPY	195,000	1,868,844
0.10%, 12/20/22	JPY	90,000	863,362
0.10%, 03/20/23	JPY	130,000	1,247,526
0.10%, 06/20/23	JPY	55,000	528,219
0.10%, 09/20/23	JPY	20,000	192,191

Schedule of Investments (unaudited) (continued)	iShares® 1-3 Year International Treasury Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Japan (continued)
0.10%, 12/20/23	JPY	28,000	$269,222
Japan Government Ten Year Bond
0.60%, 03/20/23	JPY	10,000	96,983
0.60%, 12/20/23	JPY	60,000	585,025
0.80%, 06/20/23	JPY	10,000	97,613
0.80%, 09/20/23	JPY	30,000	293,507
1.00%, 03/20/22	JPY	147,000	1,421,672
Japan Government Twenty Year Bond
1.80%, 06/20/23	JPY	11,600	115,877
1.90%, 09/20/23	JPY	12,000	120,733
1.90%, 12/20/23	JPY	13,000	131,424
Japan Government Two Year Bond
0.10%, 12/01/22	JPY	29,000	278,161
0.10%, 01/01/23	JPY	5,000	47,968
			9,652,430
Netherlands — 4.6%
Netherlands Government Bond
0.00%, 01/15/24(b)(c)	EUR	500	620,875
1.75%, 07/15/23(b)	EUR	600	773,916
2.25%, 07/15/22(b)	EUR	485	614,563
3.75%, 01/15/23(b)	EUR	150	198,308
7.50%, 01/15/23(b)	EUR	350	494,270
			2,701,932
Norway — 1.6%
Norway Government Bond, 2.00%, 05/24/23(b)	NOK	7,600	921,638
Singapore — 3.4%
Singapore Government Bond
1.75%, 04/01/22	SGD	330	252,788
1.75%, 02/01/23	SGD	690	534,733
2.00%, 02/01/24	SGD	1	790
2.75%, 07/01/23	SGD	800	638,023
3.13%, 09/01/22	SGD	720	566,636
			1,992,970
Spain — 4.6%
Spain Government Bond
0.00%, 04/30/23(c)	EUR	620	762,277
Security		Par (000)	Value

Spain (continued)
0.35%, 07/30/23	EUR	300	$372,479
0.40%, 04/30/22	EUR	500	614,475
0.45%, 10/31/22	EUR	100	123,625
4.40%, 10/31/23(b)	EUR	260	359,141
5.40%, 01/31/23(b)	EUR	200	271,994
5.85%, 01/31/22(b)	EUR	170	219,638
			2,723,629
Sweden — 3.9%
Sweden Government Bond
1.50%, 11/13/23(b)	SEK	9,000	1,136,680
3.50%, 06/01/22	SEK	9,375	1,183,096
			2,319,776
United Kingdom — 4.5%
United Kingdom Gilt
0.13%, 01/31/23(a)	GBP	350	482,302
0.50%, 07/22/22(a)	GBP	475	657,945
0.75%, 07/22/23(a)	GBP	300	420,446
1.75%, 09/07/22(a)	GBP	525	742,270
2.25%, 09/07/23(a)	GBP	240	349,441
4.00%, 03/07/22(a)	GBP	25	35,865
			2,688,269

Total Foreign Government Obligations — 98.8%
(Cost: $54,952,886)			58,379,211

Total Investments in Securities — 98.8%
(Cost: $54,952,886)			58,379,211

Other Assets, Less Liabilities — 1.2%			705,255

Net Assets — 100.0%			$59,084,466

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$10,000	$—	$(10,000	)(b)	$—	$—	$—	—	$—	$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued)	iShares® 1-3 Year International Treasury Bond ETF
January 31, 2021

Fair Value Measurements (continued)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Foreign Government Obligations	$—	$58,379,211	$—	$58,379,211

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS.	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
SEK.	Swedish Krona
SGD	Singapore Dollar

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